Goodwill and Intangible Assets, Net - Details Regarding Total Definite-Lived Purchased Intangible Assets (Parenthetical) (Detail) - USD ($) $ in Thousands	Sep. 30, 2019	Sep. 30, 2018
Finite-Lived Intangible Assets [Line Items]
Gross asset	$ 1,414,980	$ 1,380,682
Accumulated amortization	1,209,818	1,115,433
Intellectual Property Rights and Purchased Computer Software [Member]
Finite-Lived Intangible Assets [Line Items]
Gross asset	51,996	51,996
Accumulated amortization	$ 51,996	$ 51,996